Leases - Future Minimum Maturity Revenues (Table) (Details) $ in Thousands	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	$ 204,117
2023 [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	85,345
2024 [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	64,219
2025 [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	47,619
2026 [member]
IfrsStatementLineItems [Line Items]
Undiscounted operating lease payments to be received	$ 6,934